BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 27, 2012	Jun. 29, 2012
Summary of Significant Accounting Policies [Abstract]
Number of brands owned or licensed and marketed by reporting entity		500
Number, of the top five brands in the world, of owned and marketed nonalcoholic sparkling beverage brands		4
Number of countries where finished beverage products bearing our trademarks are sold		200
Beverage servings consumed per day, number		57,000,000,000
Beverage servings consumed per day which bears trademarks owned by or licensed by the entity, number		1,800,000,000
Period of marketing agreement with customers, low end of the range (in years)		4 years
Period of marketing agreement with customers, high end of the range (in years)		10 years
Amortization expense for infrastructure programs		$ 86,000,000	$ 90,000,000	$ 137,000,000
Aggregate deductions for expenses including amortization expense, incurred in relation to infrastructure programs		6,100,000,000	5,800,000,000	5,000,000,000
Advertising costs included in selling, general and administrative expenses		3,300,000,000	3,300,000,000	2,900,000,000
Advertising and production costs recorded in prepaid expenses and other assets		295,000,000	349,000,000
Shipping and handling costs included in selling, general and administrative expenses		2,800,000,000	2,400,000,000
Stock option award excluded from computation of diluted net income per share (in millions of shares)		34,000,000	32,000,000	77,000,000
Investments classified as cash equivalents, maximum maturity period (in months)		3
Investments classified as short term investments maturity period, low end of the range (in months)		3
Investments classified as short term investments maturity period, high end of the range (in years)		1
Stockholders' Equity Note, Stock Split, Conversion Ratio	2
Property, Plant and Equipment
Cumulative Effect on Retained Earnings, Net of Tax				59,000,000
Depreciation expense		1,704,000,000	1,654,000,000	1,188,000,000
Amortization for leasehold improvements		19,000,000	18,000,000	16,000,000
Common Stock, Shares Authorized		11,200,000,000	11,200,000,000		11,200,000,000	5,600,000,000
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Income from Continuing Operations		$ 4,000,000	$ 19,000,000	$ (36,000,000)
Goodwill, Trademarks and Other Intangible Assets
Finite Lived Intangible Assets, Minimum Useful Life		1 year
Finite Lived Intangible Assets, Maximum Useful Life		20 years
Percentage of indefinite-lived intangible assets, other than goodwill, for which a qualitative assessment was performed		10.00%
Percentage of goodwill for which a qualitative assessment was performed		10.00%
Buildings and improvements
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life, Maximum		40 years
Machinery equipment and vehicle fleet
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life, Maximum		20 years
Stock Options
Property, Plant and Equipment
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years